Changes in Equity and Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Millions		9 Months Ended
	Sep. 27, 2018 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares
Stockholders' Equity Note [Abstract]
Stock repurchase program, proposed aggregate value | $	$ 1,000,000,000
Stock repurchase program, period	12 months
Number of Class A ordinary shares repurchased | shares		207,165	207,165
Aggregate purchase price		$ 487,000,000	¥ 3,312